Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

January 26, 2017

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Service Class of Wells Fargo National Tax-Free Money Market Fund (the "Fund"). The interactive data relates to summary information that mirrors the Fund's summary information in their prospectus supplement dated January 24, 2017 (SEC Accession No. 0001081400-17-000040). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 210-3662.

Very truly yours,

/s/ Brian Montana
 Brian Montana
 Senior Counsel